Note 17 - Income Taxes (Details) - Reconciliation of the Total Estimated Liability Associated with Uncertain Tax Provisions (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Reconciliation of the Total Estimated Liability Associated with Uncertain Tax Provisions [Abstract]
Liability, beginning of year	$ 5,639	$ 4,857	$ 4,246
Liability, end of year	6,211	5,639	4,857
Gross increases – prior periods			42
Gross increases – current period	981	1,389	1,010
Lapsing of statutes of limitations	$ (409)	$ (607)	$ (441)